Other Operating Income (Expense), Net - Disclosure of Other Operating Income Expense (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
	Nov. 11, 2021	Dec. 31, 2021
Other operating income expense net [line items]
Impairment losses	$ 0.0
Assets and liabilities classified as held for sale [member]
Other operating income expense net [line items]
Impairment losses		$ 45.1
Collateralised Loans On Accounts Receivable Trade [member]
Other operating income expense net [line items]
Impairment losses		$ 57.9